Not FDIC Insured May Lose Value No Bank Guarantee
188-Q3PH

Schedule of Investments
(unaudited)
Templeton China World Fund 2
Notes to Schedule of Investments 5

Templeton China World Fund
Schedule of Investments (unaudited), May 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 100.0%
Advertising 0.3%
a,b
Mobvista , Inc., 144A, Reg S ............................. China 651,000 $ 406,742
a
Air Freight & Logistics 0.8%
a
SF Holding Co. Ltd., A .................................. China 124,421 965,401
a
Apparel, Accessories & Luxury Goods 3.9%
ANTA Sports Products Ltd. .............................. China 421,635 4,781,137
Auto Parts & Equipment 1.6%
Minth Group Ltd. ...................................... China 756,000 1,957,636
Automobile Manufacturers 2.9%
BYD Co. Ltd., H ...................................... China 16,000 568,658
a
Geely Automobile Holdings Ltd. ........................... China 162,365 309,899
a,c
NIO, Inc., ADR ....................................... China 153,806 2,674,686
3,553,243
Biotechnology 1.3%
a,c
BeiGene Ltd. ......................................... China 45,999 499,895
a
I-Mab, ADR .......................................... China 62,926 547,456
a,b
Innovent Biologics, Inc., 144A, Reg S ...................... China 172,998 535,781
1,583,132
Brewers 2.2%
China Resources Beer Holdings Co. Ltd. .................... China 429,671 2,677,982
Commodity Chemicals 2.7%
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 599,994 3,405,185
Construction Machinery & Heavy Trucks 1.0%
Weichai Power Co. Ltd., H .............................. China 841,589 1,297,923
Construction Materials 2.7%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 511,520 3,401,391
Distillers & Vintners 4.0%
Luzhou Laojiao Co. Ltd., A ............................... China 152,839 4,902,130
Diversified Banks 4.8%
China Merchants Bank Co. Ltd., H ......................... China 940,808 5,950,550
Diversified Metals & Mining 0.7%
China Molybdenum Co. Ltd., H ........................... China 1,809,409 885,352
Electrical Components & Equipment 4.5%
Contemporary Amperex Technology Co. Ltd., A ............... China 46,563 2,836,524
Sunwoda Electronic Co. Ltd., A ........................... China 687,150 2,748,236
5,584,760
Electronic Components 3.0%
Luxshare Precision Industry Co. Ltd., A ..................... China 528,197 2,670,639
Sunny Optical Technology Group Co. Ltd. ................... China 66,710 1,052,793
3,723,432
Financial Exchanges & Data 3.8%
East Money Information Co. Ltd., A ........................ China 672,240 2,272,750
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 55,467 2,393,280
4,666,030
Health Care Facilities 0.8%
Aier Eye Hospital Group Co. Ltd., A ........................ China 168,279 933,706

Templeton China World Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Health Care Services 0.4%
a,b
New Horizon Health Ltd., 144A, Reg S ..................... China 235,523 $ 503,639
a
Interactive Home Entertainment 5.0%
a,c
Bilibili , Inc., ADR ...................................... China 28,132 628,750
NetEase , Inc. ........................................ China 269,129 5,628,507
6,257,257
Interactive Media & Services 16.3%
a
Baidu, Inc., ADR ...................................... China 29,386 4,124,325
a,b
Kuaishou Technology, 144A, Reg S ........................ China 80,000 774,572
Tencent Holdings Ltd. .................................. China 334,148 15,276,607
20,175,504
Internet & Direct Marketing Retail 19.4%
a
Alibaba Group Holding Ltd. .............................. China 973,557 11,692,571
JD.com, Inc., A ....................................... China 175,940 4,942,188
a,b
Meituan Dianping , B, 144A, Reg S ........................ China 317,463 7,449,256
24,084,015
Internet Services & Infrastructure 1.2%
a,c
GDS Holdings Ltd., ADR ................................ China 53,869 1,507,793
a
Life & Health Insurance 1.5%
Ping An Insurance Group Co. of China Ltd., H ................ China 294,843 1,887,817
Life Sciences Tools & Services 5.3%
b
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 54,300 523,511
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 136,031 1,681,209
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 589,898 4,362,040
6,566,760
Real Estate Development 1.0%
China Resources Land Ltd. .............................. China 271,167 1,206,880
Real Estate Operating Companies 0.5%
Country Garden Services Holdings Co. Ltd. .................. China 157,500 622,786
Restaurants 0.5%
Yum China Holdings, Inc. ............................... China 14,260 648,260
Semiconductor Equipment 1.2%
a
Daqo New Energy Corp., ADR ........................... China 30,580 1,495,362
a
Semiconductors 4.5%
a,b
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 695,083 2,640,666
Will Semiconductor Co. Ltd. Shanghai, A .................... China 117,381 2,876,082
5,516,748
Specialty Stores 2.2%
China Tourism Group Duty Free Corp. Ltd., A ................ China 101,757 2,678,599
Total Common Stocks (Cost $117,146,763) .....................................
123,827,152

Templeton China World Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 7 .
Short Term Investments 0.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.437% .... United States 158,608 $ 158,608
Total Money Market Funds (Cost $158,608) .....................................
158,608
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.437% .... United States 500,165 500,165
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$500,165) ...................................................................
500,165
Total Short Term Investments (Cost $658,773 ) ..................................
658,773
a
Total Investments (Cost $117,805,536) 100.5% ..................................
$124,485,925
Other Assets, less Liabilities (0.5)% ...........................................
(643,685)
Net Assets 100.0% ...........................................................
$123,842,240
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $18,877,416, representing 15.2% of net assets.
c
A portion or all of the security is on loan at May 31, 2022.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton China World Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At May 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton China World Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ 769,213 $ 13,871,063 $ (14,481,668) $ — $ — $ 158,608 158,608 $ 33
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $— $12,897,092 $(12,396,927) $— $— $500,165 500,165 $183
Total Affiliated Securities ... $769,213 $26,768,155 $(26,878,595) $— $— $658,773 $216
Level 1 Level 2 Level 3 Total
Templeton China World Fund
Assets:
Investments in Securities:
Common Stocks :
Advertising ........................... $ — $ 406,742 $ — $ 406,742
Air Freight & Logistics ................... — 965,401 — 965,401
Apparel, Accessories & Luxury Goods ....... — 4,781,137 — 4,781,137
Auto Parts & Equipment ................. — 1,957,636 — 1,957,636
Automobile Manufacturers ............... 2,674,686 878,557 — 3,553,243

Templeton China World Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton China World Fund (continued)
Assets:
Common Stocks:
Biotechnology ......................... $ 547,456 $ 1,035,676 $ — $ 1,583,132
Brewers ............................. — 2,677,982 — 2,677,982
Commodity Chemicals .................. — 3,405,185 — 3,405,185
Construction Machinery & Heavy Trucks ..... — 1,297,923 — 1,297,923
Construction Materials .................. — 3,401,391 — 3,401,391
Distillers & Vintners ..................... — 4,902,130 — 4,902,130
Diversified Banks ...................... — 5,950,550 — 5,950,550
Diversified Metals & Mining ............... — 885,352 — 885,352
Electrical Components & Equipment ........ — 5,584,760 — 5,584,760
Electronic Components .................. — 3,723,432 — 3,723,432
Financial Exchanges & Data .............. — 4,666,030 — 4,666,030
Health Care Facilities ................... — 933,706 — 933,706
Health Care Services ................... — 503,639 — 503,639
Interactive Home Entertainment ........... 628,750 5,628,507 — 6,257,257
Interactive Media & Services .............. 4,124,325 16,051,179 — 20,175,504
Internet & Direct Marketing Retail .......... — 24,084,015 — 24,084,015
Internet Services & Infrastructure .......... 1,507,793 — — 1,507,793
Life & Health Insurance .................. — 1,887,817 — 1,887,817
Life Sciences Tools & Services ............ — 6,566,760 — 6,566,760
Real Estate Development ................ — 1,206,880 — 1,206,880
Real Estate Operating Companies ......... — 622,786 — 622,786
Restaurants .......................... 648,260 — — 648,260
Semiconductor Equipment ............... 1,495,362 — — 1,495,362
Semiconductors ....................... — 5,516,748 — 5,516,748
Specialty Stores ....................... — 2,678,599 — 2,678,599
Short Term Investments ................... 658,773 — — 658,773
Total Investments in Securities ........... $12,285,405 $112,200,520
a
$— $124,485,925
a
Includes foreign securities valued at $112,200,520, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.